Schedule I - Balance Sheets (Parenthetical) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, shares issued	122,098,018	122,098,018
Ordinary shares, shares outstanding	122,098,018	122,098,018
Parent Company [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Ordinary shares, shares issued	122,098,018	122,098,018
Ordinary shares, shares outstanding	122,098,018	122,098,018